Stock-Based Compensation (Tables)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Composition of Stock-Based Compensation
Composition of Stock-Based Compensation Expense (All Plans)

	Years Ended December 31,
(In millions)	2017	2016	2015
Corporate expense	$36	$37	$65
Property, general, administrative, and other	7	195	37
Total stock-based compensation expense	$43	$232	$102

Caesars Interactive Entertainment [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Grants and Exercises
CIE Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2016	2015
Options Granted:
Number of options granted	377	10,350
Weighted average grant-date fair value per share (1)	$5,404.93	$4,670.27
Weighted average exercise price per share	$19,166.18	$15,352.49

Option Exercises:
Number of options exercised	909	1,984
Cash received for options exercised	$2	$5
Aggregate intrinsic value of options exercised	$13	$21

____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

Assumptions Used to Estimate Option Value
Assumptions Used to Estimate CIE Option Value

Years Ended December 31,
	2016	2015
Expected range of volatility	40.5% - 44.6%	42.9% - 49.4%
Expected dividend yield	—%	—%
Expected range of term (in years)	0.8 - 4.2	1.5 - 4.7
Risk-free interest rate range	0.5% - 1.2%	0.7% - 1.7%

Caesars Acquisition Company [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Activity	[1]
Caesars Acquisition Company Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2016	1,002,500	$9.43	7.8	$4
Exercised	(450,375)	9.68
Canceled concurrent with the CAC Merger (1)	(552,125)	9.22
Outstanding as of December 31, 2017	—	—	—	—
____________________

(1)	CAC stock option grants were canceled and CEC assumed the stock option grants as a result of the CAC Merger.

Stock Option Grants and Exercises
Caesars Acquisition Company Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2017	2016	2015
Options Granted:
Number of options granted	—	—	20,000
Weighted average grant-date fair value per share	$—	$—	$3.10
Weighted average exercise price per share	$—	$—	$7.73

Option Exercises:
Number of options exercised	450,375	417,500	—
Cash received for options exercised	$4	$4	$—
Aggregate intrinsic value of options exercised	$2	$1	$—

Restricted Stock Activity
Caesars Acquisition Company Restricted Stock Unit Activity

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2016	493,061	$11.82
Vested	(259,765)	12.62
Canceled concurrent with the CAC Merger (1)	(233,296)	10.92
Outstanding as of December 31, 2017	—	—
____________________

(1)	CAC RSU grants were canceled and CEC assumed the RSU grants as a result of the CAC Merger.

Assumptions Used to Estimate Option Value
There were no stock option valuations required during the years ended December 31, 2017 and 2016. Valuation assumptions for CAC’s stock options used in the Black-Scholes model to estimate fair value were as follows:
Caesars Acquisition Company Assumptions Used to Estimate Option Values

Year Ended December 31, 2015
Expected volatility	39.9% - 45.7%
Expected dividend yield	—%
Expected term (in years)	5.8 - 9.4
Risk-free interest rate	1.8% - 2.3%

Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Option Activity
Caesars Entertainment Stock Option Activity

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (in millions)
Outstanding as of December 31, 2016	9,820,168	$11.69	6.2	$2
Assumed (1)	897,204	5.67
Exercised	(1,249,640)	6.51
Forfeited	(112,917)	9.47
Expired	(126,925)	10.58
Outstanding as of December 31, 2017	9,227,890	10.36	3.9	35
Vested and expected to vest as of December 31, 2017	9,227,890	10.36	3.9	35
Exercisable as of December 31, 2017	7,698,080	8.97	3.7	31
____________________

(1)	CAC grants that were converted to CEC grants at the Exchange Ratio.

Stock Option Grants and Exercises
Caesars Entertainment Stock Option Grants and Exercises

	Years Ended December 31,
(Dollars in millions, except per share data)	2017	2016	2015
Options Granted:
Number of options granted	—	—	1,844,332
Weighted average grant-date fair value per share (1)	$—	$—	$3.38
Weighted average exercise price per share (1)	$—	$—	$10.04

Option Exercises:
Number of options exercised	1,249,640	11,101	58,700
Cash received for options exercised (2)	$8	$—	$—
Aggregate intrinsic value of options exercised (2)	$7	$—	$—

____________________

(1)
Represents the weighted-average grant date fair value per option, using the Monte Carlo simulation option-pricing model for performance-based options, and the Black-Scholes option-pricing model for time-based options.

(2)	2016 and 2015 amounts are immaterial.

Restricted Stock Activity
The following table summarizes the activity of Caesars Entertainment’s RSUs during the year ended December 31, 2017.

	Units	Wtd Avg Fair Value
Outstanding as of December 31, 2016	8,447,922	$7.95
Granted	11,955,390	12.78
Assumed (1)	379,109	11.50
Vested	(2,898,737)	8.71
Forfeited	(609,025)	8.71
Outstanding as of December 31, 2017	17,274,659	11.22
____________________

(1)	CAC grants that were converted to CEC grants at the Exchange Ratio.

Assumptions Used to Estimate Option Value
Caesars Entertainment Assumptions Used to Estimate Option Values

2015
Expected volatility	42.0%
Expected dividend yield	—%
Expected term (in years)	5.7
Risk-free interest rate	1.6%

[1]	(1) CAC stock option grants were canceled and CEC assumed the stock option grants as a result of the CAC Merger.